5. Derivative liability (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Details
Loss on change in fair value of derivative liabilities	$ 29,168	$ 88,501	$ 129,918	$ 202,193
Derivative Liability, Current	$ 0	$ 52,491	$ 107,462	$ 292,320